Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 0	$ 49
Asset-backed securities designated at FVTPL	0	4
Deposits designated at FVTPL	24,895	18,530
Derivative instrument liabilities	457	750
Other liabilities designated at FVTPL	5	51
Other financial liabilities measured at fair value	104	113
Loans designated at FVTPL	$ 225	$ 332